Stock Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted Average Fair Value of Options Granted

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2013	0%	51%	1%	6
2012	0%	52%	2%	5
2011	0%	52%	2%	5

Stock Option Transactions under Various Stock-Based Employee Compensation Plans

Information regarding the 1996 Plan for the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,124,886	$22.36
Granted	1,807,000	42.31
Exercised	(682,263)	24.90
Canceled	(17,200)	38.73

Outstanding, end of year	3,232,423	$32.89	7.37

Exercisable at end of year	1,737,823	$25.16	5.95

Summary of ESPP Share Activity

The following is a summary of 2009 ESPP share activity for the six months ended June 30, 2014:

Shares
Available for future purchases, January 1, 2014	327,689
Additional shares reserved under 2009 ESPP	80,209
Purchases	(51,045)

Available for future purchases, June 30, 2014	356,853

The following is a summary of 2009 ESPP share activity for the year ended December 31, 2013:

Shares
Available for future purchases, January 1, 2013	358,950
Additional shares reserved under 2009 ESPP	78,963
Purchases	(110,224)

Available for future purchases, December 31, 2013	327,689